Loss per share (Tables)	12 Months Ended
Oct. 31, 2023
Loss per share.
Loss per share

For the year ended October 31	2023	2022
	$	$
Net loss for the period	(40,952)	(70,848)
Non-controlling interest portion of net loss	(1,642)	908
Net loss for the period attributable to owners of the Company	(39,310)	(71,756)
	#	#
Weighted average number of common shares - basic	74,329,171	62,775,446
Basic and diluted loss per share	(0.53)	(1.14)